Fair Values of Financial Instruments and Interest Rate Risk - Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 89,258	$ 112,824
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,108	1,854
Other real estate owned	2,909	3,290
Fair Value	6,017	5,144
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,108	1,854
Other real estate owned	2,909	3,290
Fair Value	6,017	5,144
Total liabilities at fair value	$ 0	$ 0